UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number  811-22981

AVONDALE FUNDS

 (Exact name of registrant as specified in charter)

c/o Avondale Investment Company, LLC

2001 Santa Monica Blvd., Suite 1165W

Santa Monica, CA 90404

(Address of principal executive offices)(Zip code)

Copies to:

c/o Avondale Investment Company, LLC

2001 Santa Monica Blvd., Suite 1165W

Santa Monica, CA 90404

Law Office of C. Richard Ropka, LLC

215 Fries Mill Road

Turnersville, NJ 08012

(856) 374-1744

(Name and address of agent for service)

Registrant's telephone number, including area code: (310) 779-7383

Date of fiscal year end:  October 31

Date of reporting period:  April 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

AVONDALE CORE INVESTMENT FUND

Ticker:  (COREX)

April 30, 2015

(UNAUDITED)

THE EUDORA FUND

Ticker: EUDFX

AVONDALE CORE INVESTMENT FUND

PORTFOLIO ILLUSTRATION

APRIL 30, 2015 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Industrials
2.10%
Technology
2.30%
Financial Services
9.44%
Energy
0.92%
Communication
Services
1.72%
Cash Equivalent
83.52%

Sectors are categorized using Morningstar® classifications.

AVONDALE CORE INVESTMENT FUND

SCHEDULE OF INVESTMENTS

APRIL 30, 2015 (UNAUDITED)

Shares		Value

COMMON STOCKS - 16.52%

Computer & Office Equipment - 2.31%
20	International Business Machines Corp.	$ 3,426

Crude Petroleum & Natural Gas - 0.92%
20	Apache Corp.	1,368

Deep Sea Foreign Transportation - 2.11%
500	Diana Shipping, Inc.	3,125

National Commercial Banks - 9.46%
200	Bank of America, Corp.	3,186
50	Capital One Financial Corp.	4,042
50	Cullen/Frost Bankers, Inc.	3,647
50	JP Morgan Chase & Co.	3,163
		14,038
Radio Telephone Communications - 1.72%
75	T-Mobile US, Inc.	2,553

TOTAL FOR COMMON STOCKS (Cost $24,533) - 16.52%		24,510

SHORT-TERM INVESTMENT - 83.74%
124,249	Fidelity Institutional Money Market Fund, Class II 0.01% **	124,249
TOTAL SHORT-TERM INVESTMENT (Cost $124,249) - 83.74%		124,249

TOTAL INVESTMENTS (Cost $148,782) - 100.26%		148,759

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.26)%		(389)

NET ASSETS - 100.00%		$ 148,370

** Variable rate security; the money market rate shown represents the yield at April 30, 2015.

The accompanying notes are an integral part of these financial statements.

AVONDALE CORE INVESTMENT FUND

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2015 (UNAUDITED)

Assets:
Investments in Securities, at Value (Cost $148,782)	$ 148,759
Cash	350
Receivables:
Dividends and Interest	6
Total Assets	149,115
Liabilities:
Due to Adviser	745
Total Liabilities	745

Net Assets	$ 148,370

Net Assets Consist of:
Paid In Capital	$ 149,000
Accumulated Net Investment Loss	(607)
Accumulated Realized Gain on Investments	-
Unrealized Depreciation in Value of Investments	(23)
Net Assets, for 14,908 Shares Outstanding	$ 148,370

Net Asset Value Per Share	$ 9.95

Short-Term Redemption Price Per Share ($9.95 x 0.99) *	$ 9.85

* The Fund will impose a 1.00% redemption fee on shares redeemed within 90 days of purchase.

The accompanying notes are an integral part of these financial statements.

AVONDALE CORE INVESTMENT FUND

STATEMENT OF OPERATIONS

FOR THE PERIOD* ENDED APRIL 30, 2015 (UNAUDITED)

Investment Income:
Dividends	$ 133
Interest	5
Total Investment Income	138

Expenses:
Advisory Fees	972
Total Expenses	972
Fees Waived by the Adviser	(227)
Net Expenses	745

Net Investment Loss	(607)

Realized and Unrealized Loss on Investments:
Realized Gain on Investments	-
Net Change in Unrealized Depreciation on Investments	(23)
Realized and Unrealized Loss on Investments	(23)

Net Decrease in Net Assets Resulting from Operations	$ (630)

 *  For the period November 10, 2014 (commencement of investment operations) through April 30, 2015.

The accompanying notes are an integral part of these financial statements.

AVONDALE CORE INVESTMENT FUND

STATEMENTS OF CHANGES IN NET ASSETS

(Unaudited)
Period Ended*
4/30/2015
Decrease in Net Assets From Operations:
Net Investment Loss	$ (607)
Net Realized Gain on Investments	-
Unrealized Depreciation on Investments	(23)
Net Decrease in Net Assets Resulting from Operations	(630)

Capital Share Transactions	40,000

Total Increase in Net Assets	39,370

Net Assets:
Beginning of Period	109,000

End of Period (Including Undistributed Net Investment Loss of $607)	$ 148,370

*  For the period November 10, 2014 (commencement of investment operations) through April 30, 2015.

The accompanying notes are an integral part of these financial statements.

AVONDALE CORE INVESTMENT FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	(Unaudited)
	Period Ended (a)
	4/30/2015

Net Asset Value, at Beginning of Year	$ 10.00

Income From Investment Operations:
Net Investment Loss *	(0.04)
Net Loss on Securities (Realized and Unrealized)	(0.01)
Total from Investment Operations	(0.05)

Proceeds from Redemption Fees (d)	-

Net Asset Value, at End of Year	$ 9.95

Total Return **	(0.50)%	(b)

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 148
Ratio of Expenses to Average Net Assets
Before Waivers/Recapture	1.50%	(c)
After Waivers/Recapture	1.15%	(c)
Ratio of Net Investment Loss to Average Net Assets
Before Waivers/Recapture	(1.28)%	(c)
After Waivers/Recapture	(0.93)%	(c)
Portfolio Turnover	0.00%	(b)

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

(a)  For the period November 10, 2014 (commencement of investment operations) through April 30, 2015.

(b) Not Annualized.

(c) Annualized.

(d) The Fund will impose a 1.00% redemption fee on shares redeemed within 90 days of purchase.

The accompanying notes are an integral part of these financial statements.

AVONDALE CORE INVESTMENT FUND

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2015 (UNAUDITED)

Note 1. Organization

The Avondale Funds (the “Trust”), an Ohio business trust, is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company. The Trust was formed by an Agreement and Declaration of Trust on July 10, 2014. The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Trust currently consists of the Avondale Core Investment Fund (the "Fund"), a non-diversified fund whose investment objective is to seek long-term capital appreciation while utilizing asset allocation techniques to help preserve principal value. There are currently no other series in the Trust. The Adviser of the Fund is the Avondale Investment Company, LLC (“Adviser”).

 Note 2. Summary of Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation: All investments in securities are recorded at their estimated fair value according to the procedures described in Note 3.

Foreign currency: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.  The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Federal Income Taxes:  The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

AVONDALE CORE INVESTMENT FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

APRIL 30, 2015 (UNAUDITED)

In addition, Generally Accepted Accounting Principles (“GAAP”) requires management of the Fund to analyze all open tax years, fiscal years, as defined by IRS statute of limitations for all major industries, including federal tax authorities and certain state tax authorities. As of and during the period November 10, 2014 (commencement of investment operations) through April 30, 2015, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders:  The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.

Other:  The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums are amortized over the useful lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Redemption Fees:  The Board of Trustees has adopted a redemption policy to discourage short term traders and/or market timers from investing in the Fund. A 1.00% short-term redemption fee will be assessed by the Fund against investment proceeds withdrawn within 90 calendar days of investment. Fund shares received from reinvested distributions or capital gains are not subject to the redemption fee. After excluding any shares that are associated with reinvested distributions from the redemption fee calculation, the Fund uses a “first-in, first-out” method to determine the 30-day holding period.  During the period November 10, 2014 (commencement of investment operations) through April 30, 2015 the Fund did not collect any redemption fees.

Use of Estimates:  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Organizational and Offering Costs: The Advisor has agreed to pay the organizational and initial offering costs of the Fund. The organizational and initial offering costs include preparation and filing incorporation documents, bylaws, declarations of trust, registration statements, board materials, state and federal registration of shares and audit fees. As a result, the Fund’s financials statements will not reflect these organizational and offering costs. Total organizational and offering costs incurred through October 27, 2014 were $20,000.

AVONDALE CORE INVESTMENT FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

APRIL 30, 2015 (UNAUDITED)

Subsequent Events:  Management has evaluated the impact of all subsequent events on the Fund through the issuance of these financial statements and has noted no such events requiring disclosure.

Note 3. Security Valuations

Processes and Structure

The Fund’s Board of Trustees has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•

Level 2. Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy

AVONDALE CORE INVESTMENT FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

APRIL 30, 2015 (UNAUDITED)

within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stocks, preferred stocks and real estate investment trusts). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts (“ADR”), financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Fixed income securities. Fixed income securities such as corporate bonds and U.S. government agencies and obligations when valued using market quotations in an active market, will be categorized as Level 1 within the fair value hierarchy.  However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  These securities will generally be categorized as Level 2 within the fair value hierarchy.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  These securities will be categorized in Level 2 or Level 3 within the fair value hierarchy, when appropriate.

Short term investments. Short term investments are valued using amortized cost, which approximates fair value.  These securities will be categorized in level 1 of the fair value hierarchy.

AVONDALE CORE INVESTMENT FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

APRIL 30, 2015 (UNAUDITED)

The following table summarizes the inputs used to value each Fund’s assets and liabilities measured at fair value as of April 30, 2015:

	Financial Instruments—Assets
Categories	Level 1	Level 2	Level 3	Fair Value

Common Stocks	$24,510	$ -	$ -	$24,510
Short-Term Investment	124,249	-	-	124,249
	$ 148,759	$ -	$ -	$ 148,759

The Fund did not hold any Level 3 assets during the period November 10, 2014 (commencement of investment operations) through April 30, 2015. The Fund did not hold any derivative instruments at any time during the period November 10, 2014 (commencement of investment operations) through April 30, 2015. There were no significant transfers into or out of Level 1 or Level 2 during the period November 10, 2014 (commencement of investment operations) through April 30, 2015. It is the Fund's policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

Note 4. Investment Management Agreement

Under the terms of the management agreement (the “Agreement”), the Adviser manages the Fund’s investments subject to approval of the Board of Trustees. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.50% of the average daily net assets of the Fund. The Adviser contractually has agreed to waive its fee and/or reimburse certain Fund operating expenses, but only to the extent necessary so that the Fund’s total operating expenses, excluding brokerage fees and commissions, any 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses and any indirect expenses (such as fees and expenses of acquired funds), do not exceed, 1.15% of its average daily net assets as to the Fund. The contractual agreement is in effect through December 31, 2015. The waiver or reimbursement by the Adviser is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the particular waiver or expense was incurred; provided that the Fund is able to make the repayment without exceeding the 1.15% as to the Fund’s expense limitation. For the period November 10, 2014 (commencement of investment operations) through April 30, 2015, the Adviser earned advisory fees of $972.For the period November 10, 2014 (commencement of investment operations) through April 30, 2015, the Adviser waived $227 in fees pursuant to the expense limitation agreement.  As of April 30, 2015, the Fund owed the Advisor $745.

AVONDALE CORE INVESTMENT FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

APRIL 30, 2015 (UNAUDITED)

Note 5.  Distribution (12b-1) Agreement

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that the Fund will pay the Adviser and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a shareholder servicing fee of up to 0.25% of the average daily net assets of the Fund in connection with the promotion and distribution of Fund shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Fund or Adviser may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses actually incurred. It is anticipated that the Plan will benefit shareholders because an effective sales program typically is necessary in order for the Fund to reach and maintain a sufficient size to achieve efficiently its investment objectives and to realize economies of scale. The Plan is not currently activated and the plan will not be activated through December 31, 2015.

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of shares of separate series with no par value.  The total paid-in capital was $149,000 as of April 30, 2015.  Transactions in capital for the period November 10, 2014 (commencement of investment operations) through April 30, 2015were as follows:

Period Ended April 30, 2015
	Shares	Amount
Shares sold	4,008	$ 40,000
Shares reinvested	-	-
Shares redeemed	(-)	(-)
Net increase (decrease)	$ 4,008	$ 40,000

On November 12, 2014, 10,900 shares for $109,000 were issued as seed capital and reported in the Fund’s Form 497 filing filed on November 13, 2014.

Note 7. Investment Transactions

For the period November 10, 2014 (commencement of investment operations) through April 30, 2015, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $24,533 and $0, respectively.

Note 8. Tax Matters

AVONDALE CORE INVESTMENT FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

APRIL 30, 2015 (UNAUDITED)

As of April 30, 2015, the tax basis components of unrealized appreciation (depreciation) and cost of investment securities were as follows:

Federal tax cost of investments, including short-term investments	$ 148,782

Gross tax appreciation of investments	$ 730
Gross tax depreciation of investments	(753)
Net tax depreciation of investments	$(23)

No distributions were paid by the Fund for the period November 10, 2014 (commencement of investment operations) through April 30, 2015.

Note 9. Control and Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under section 2 (a) (9) of the Investment Company Act of 1940, as amended.  As of April 30, 2015, Scott Krisiloff, CEO of the Adviser, owned approximately 73.12% of the Fund. As of April 30, 2015, Margaret Wilson, owned approximately 26.88% of the Fund.

AVONDALE CORE INVESTMENT FUND

EXPENSE ILLUSTRATION

APRIL 30, 2015 (UNAUDITED)

 Expense Example

As a shareholder of Avondale Core Investment Fund, you incur ongoing costs which typically consist of management fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested on November 10, 2014 (commencement of investment operations) through April 30, 2015.  The Example is also based on an investment of $1,000 invested at the beginning of the period and held for the entire six months, November 1, 2014 through April 30, 2015.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only.  Therefore, the second line of the table is useful in comparing your ongoing costs only, and will not help you determine the relative total costs of owning different funds.  If transactional costs were included where applicable, your costs may be higher.

AVONDALE CORE INVESTMENT FUND

EXPENSE ILLUSTRATION (CONTINUED)

APRIL 30, 2015 (UNAUDITED)

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	November 10, 2014	April 30, 2015	November 10, 2014 to April 30, 2015

Actual	$1,000.00	$995.00	$5.41
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,018.14	$5.47

* Expenses are equal to the Fund's annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 172/365 (to reflect the actual period).

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	November 1, 2014	April 30, 2015	November 1, 2014 to April 30, 2015

Actual	$1,000.00	$995.00	$5.69
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,019.09	$5.76

* Expenses are equal to the Fund's annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AVONDALE CORE INVESTMENT FUND

ADDITIONAL INFORMATION

APRIL 30, 2015 (UNAUDITED)

Portfolio Holdings – The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-564-3899, free of charge.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at (800) 564-3899 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.  A review of how the Fund voted on company proxies can be obtained at our transfer agent’s website, www.mutualss.com.

Additional Information -The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (800) 564-3899 to request a copy of the SAI or to make shareholder inquiries.

Advisory Agreement Approval -In connection with the organizational meeting of the Board of Trustees (the “Board”) of  (the “Trust”), held on September 16, 2014 (the “Meeting”), the Board, including the Independent Trustees, discussed the approval of a Management Services Agreement (the “Agreement”) between the Trust and Avondale Investment Company, LLC (the “Adviser”), on behalf of the  (the “Fund”).  The Board was advised by counsel of their duties and obligations under the federal securities laws with respect to approval of investment advisory contracts and the fact that in fulfilling their responsibilities to a Fund and its shareholders, trustees must apply their business judgment to the question of whether the overall arrangements provided under the terms of the investment advisory contract are reasonable business arrangements for the Fund.  The Board was also advised by counsel that they must make a reasonable and good faith attempt to ascertain all facts relevant to their deliberations.  They also discussed the specific factors trustees should consider in evaluating an investment advisory contract which include, but are not limited to, the following:  the investment performance of the Fund and the investment adviser; the nature, extent and quality of the services provided by the investment adviser to the Fund; the costs of the services to be provided and the profits to be realized by the adviser and its affiliates from the relationship with the Fund; the extent to which economies of scale will be realized as the Fund grows; and whether the fee levels reflect these economies of scale to the benefit of shareholders.  In considering the Agreement, the Board interviewed the Adviser and received materials specifically relating to the Agreement.

AVONDALE CORE INVESTMENT FUND

ADDITIONAL INFORMATION (CONTINUED)

APRIL 30, 2015 (UNAUDITED)

In its consideration of the Agreement, the Board, including the Independent Trustees, while it did not identify any single factor as all-important or controlling, it did consider numerous factors including, without limitation, information about the nature and scope of the services to be provided by the Adviser to the Fund; the proposed compensation terms for the Adviser; the proposed Expense Limitation Agreement; the Adviser’s history and experience; and the effect growth of assets of the Fund would have on the Fund’s advisory fees and expense ratio.  To aid it in its review, the Board reviewed various informational materials including, without limitation, copies of the draft Management Services Agreement and the Expense Limitation Agreement, its business, its Form ADV, its experience, its financial strength and capabilities, its personnel, and the proposed services to the Fund, and other information provided to the Board from the Advisor (the “Advisor Memo”).

Nature, Extent and Quality of Services.  At the Meeting, the Board examined the nature, extent and quality of the services to be provided by the Adviser to the Fund.  The Board considered the administrative services that the Adviser and its employees would provide to the Fund, and the services already provided by the Adviser related to organizing the Fund.  A presentation was given by the Adviser regarding the Fund’s investment strategy and the Adviser’s experience in the securities industry. The Adviser’s representative discussed plans for monitoring compliance with the Fund’s investment limitations.  It was the consensus of the Trustees that they were satisfied with the nature, extent and quality of the services to be provided to the Fund under the Agreement.

Performance of the Adviser.  Because the Fund had not yet commenced operations, the Trustees could not consider the investment performance of the Fund; however, the Board, including the Independent Trustees, considered the performance of the Adviser’s separately managed accounts, and reviewed its prior performance results.  The Trustees concluded that the Adviser had the experience to deliver satisfactory investment performance for the Fund. In particular, the Adviser described to the Board the Adviser’s experience actively managing separate accounts for over five (5) years.  The Board discussed with the Adviser the investment objective and strategy for the Fund, and the Adviser’s plans for implementing the Fund.  The Board considered the Adviser’s capabilities and determined that the Adviser would be an appropriate manager for the Fund.

Fees and Expenses. The Trustees reviewed information regarding comparative fees charged by advisers to a peer group of Funds.  The Board discussed the contractual arrangement by which the Adviser agreed to pay all Fund expenses as set forth in the agreement under a unitary fee arrangement.  The Board also considered the Advisor’s proposed expense cap through the Expense Limitation Agreement.  The Board noted that the Adviser would subsidize the Fund to the extent necessary to meet its obligations under the Expense Limitation Agreement.  The Board also considered that, giving effect to the Expense Limitation Agreement, Fund’s expense ratio is lower than the expense ratio of some other funds that the Board determined to be comparable to the Fund based on the type of fund, the style of investment management, the location of the companies

AVONDALE CORE INVESTMENT FUND

ADDITIONAL INFORMATION (CONTINUED)

APRIL 30, 2015 (UNAUDITED)

invested in, and/or the nature of the markets invested in, among other factors.  It was the consensus of the Board that, based on the nature of the Fund’s investments in related securities, and the fees charged by the Adviser to its privately managed accounts, the proposed management fee was reasonable.

Profitability. The Trustees discussed with the Adviser the expected profits to be realized by the Adviser based on expected asset levels, taking into consideration other benefits to the Adviser, such as the Rule 12b-1 fees which may be paid to the Adviser when approved.  It was the consensus of the Trustees that the Adviser would not be overly profited based on initial estimates of costs and asset levels.

Economies of Scale. The Trustees concluded that, based on expected asset levels, the benefits derived from economies of scale were not relevant considerations at this time.

Conclusion. Having requested and received such information from the Adviser which the Board believed to be reasonably necessary in order to evaluate the terms of the proposed Management Services Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable, and unanimously approved the proposed Management Agreement.

INVESTMENT ADVISOR

Avondale Investment Company, LLC

2001 Santa Monica Blvd., Suite 1165W

Santa Monica CA, 90404

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Sanville & Company

1514 Old York Road

Abington, PA 19001

LEGAL COUNSEL

Law Office of C. Richard Ropka, LLC

215 Fries Mill Road

Turnersville, NJ 08012

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH 43125

DISTRIBUTOR

Arbor Court Capital, LLC

2000 Auburn Drive, Suite 120

Beachwood, OH 44122

TRANSFER AGENT AND FUND ACCOUNTANT

Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics  Not applicable.

Item 3. Audit Committee Financial Expert.

(a) The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.   Not applicable.

Item 6. Schedule of Investments. Included in Report to Shareholders.

Item 7. Disclosure of Closed End fund Proxy Voting Policies/Procedures. Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9. Purchases of Equity Securities by Closed End Funds. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CERT.  Filed herewith.

(a)(2)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AVONDALE FUNDS

By: /s/ Scott Krisiloff

Scott Krisiloff,  President

Date: July 1, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Scott Krisiloff

Scott Krisiloff,  President

Date: July 1, 2015